S000081438 [Member] Expense Example - Trillium ESG Global Equity Fund	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,521
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	$ 1,350